Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates [Policy Text Block]

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic and Political Risks [Policy Text Block]

(c) Economic and Political Risks

The majority of the Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents [Policy Text Block]

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents (Level 1). The Company had no cash equivalents as of December 31, 2015 or 2014.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2015 and 2014, approximately $3.79 million and $6.69 million of cash, respectively was held in bank accounts in the PRC.

Restricted Cash [Policy Text Block]

(e) Restricted Cash

Restricted cash as of December 31, 2015 and 2014 consists of security deposits in bank accounts in the PRC that serve as collateral for the Company’s revolving working capital facility, which are included in short-term loans, bills payable, as well as letter of credit facilities.

Accounts Receivable, Bills Receivable and Concentration of Risk [Policy Text Block]

(f) Accounts Receivable, Bills Receivable and Concentration of Risk

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable. If there are any indicators that a customer may not make payment, the Company may consider making provision for non-collectability for that particular customer. At the same time, the Company may cease further sales or services to such customer. The following are some of the factors that the Company considers in determining whether to discontinue sales or record an allowance:

Advances to Suppliers [Policy Text Block]	(g) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers [Policy Text Block]	(h) Advances from Customers Advances from customers represent cash received from customers as advance payments for the purchase of the Company’s products.
Fair Value and Fair Value Measurement of Financial Instruments [Policy Text Block]

i) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities. The carrying amount of long-term debt approximates fair value because of its variable interest rate. The fair value of the amounts due from (to) related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2015, the Company measured the fair value of its derivative liability related to warrants using level 3 inputs. Refer to Note 17.

As of December 31, 2015 and 2014, goodwill, property, plant and equipment, and purchased software were measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment charges being recorded on certain assets. Refer to Notes 6, 10 and 11(b) for impairment detail.

Inventories [Policy Text Block]

(j) Inventories

Inventories are valued at the lower of cost or market price. Market price is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

For the years ended December 31, 2015, 2014 and 2013, approximately 63%, 32% and 31%, respectively of total inventory purchases were from five unrelated suppliers and four suppliers accounted for greater than 10% of total inventory purchases in 2015, and no single supplier accounted for greater than 10% of total inventory purchases in 2014 and 2013.

Derivative liability - Warrants [Policy Text Block]

(k) Derivative liability - Warrants

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is determined and re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, “Derivatives and Hedging”. This guidance affects the accounting for warrants issued acquire the Company’s ordinary shares that contain provisions to protect holders from a decline in the stock price, referred to as down-round protection. Down-round provisions reduce the exercise price of a warrant if a company either issues equity shares for a price that is lower than the exercise price of the warrants, issues convertible instruments with a conversion price per equity share that is less than the exercise price of the warrants, or issues new warrants or options that have a lower exercise price. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. The Company generally uses a binomial or lattice model to value the warrants at inception and subsequent valuation dates. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Property, plant and equipment [Policy Text Block]

(l) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ an estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Land use rights [Policy Text Block]

(m) Land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangements and are stated at cost less accumulated amortization and any recognized impairment loss. The cost of the land use right is amortized on a straight-line basis over the beneficial period of 46 years.

Intangible assets [Policy Text Block]

(n) Intangible assets

Intangible assets represent technology and customer base intangible assets acquired in connection with business acquisitions, and software development costs capitalized by the Company’s subsidiaries.

Intangible assets are amortized using the straight-line method over the following estimated useful lives:

Software development costs	2 - 5 years
Technology	5 years
Trademarks	20 years
Customer base	2 years

Goodwill [Policy Text Block]

(o) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

Long-Lived Assets [Policy Text Block]

(p) Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their net undiscounted future cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Revenue Recognition [Policy Text Block]

(q) Revenue Recognition

The Company generates its revenues primarily from three sources, (1) hardware sales, (2) software license and software sales, and (3) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”).

Hardware

Hardware revenues are generated primarily from the sale of display technology products and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. In November 2014, the Company began outsourcing production of hardware to its OEM partners. The Company also shifted to its OEM partners after-sale support of hardware products sold to its private-sector customers. For hardware products sold to the Company’s public sector customers, the Company remains responsible for providing after-sale support due to contractual requirements specific to the public sector. Hardware sales are classified on the “Revenue-hardware” line on the Company’s consolidated statement of loss.

Software license

Starting in the fourth quarter of 2014, the Company began to generate software license revenues from upfront software license sales in the private sector and from fixed-price software contracts in the public sector. The basis for the Company’s software license revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, Software-Revenue Recognition.

In the private sector, the Company’s customers pay an upfront software license fee for the right of using the Company’s proprietary Cloud-Application-Terminal platform. For software license arrangements that do not require significant modification or customization of the underlying software, the Company recognizes software license revenues when: (1)the Company enters into a legally binding arrangement with a customer for the license of software; (2)the Company delivers the products; (3) the sale price is fixed or determinable and free of contingencies or significant uncertainties; and (4) collection is probable. Revenues from software license contracts are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss.

When the Company’s private sector customers purchase software licenses, they also pay a monthly maintenance service fee to access the Company’s continued software updates and support. Such software maintenance fees are recognized ratably during contract terms and are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss. An increasing number of the Company’s customers in the private sector are choosing to subscribe to the Company’s Cloud-Application-Terminal platform as a service instead of paying upfront license fees. Consequently the Company generates software-as-a-service (SaaS) revenues selling its Cloud-based Technology platform as a monthly subscription service. The Company’s SaaS revenues are generally recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied. Customers typically subscribe to SaaS offerings on a three-to-five-year basis and in return obtain access to the Company’s display terminals deployed on their premises and to the Company’s cloud-based software hosted on their server via the Internet. Although the duration of some of the Company’s SaaS contracts are longer than 75% of the economic life of the hardware equipment, because in the PRC payment collection beyond any three-year term is highly uncertain, the Company has chosen to recognize its SaaS revenues ratably over the contract term. Revenues from SaaS contracts are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss.

Treasury Stock [Policy Text Block]

(r) Treasury Stock

The Company repurchases its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in equity. During the years ended December 31, 2015, 2014 and 2013, the Company repurchased total of 685,000, 76,368 and 641,080 ordinary shares, respectively.

Stock-based compensation [Policy Text Block]

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

During the years ended December 31, 2015, 2014 and 2014, the Company recognized approximately $102,000, $82,000 and $6.9 million, respectively of compensation expense.

Foreign Currency Translation [Policy Text Block]

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive loss, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2015	2014
Year-end exchange rate	6.4893	6.1387
Average yearly exchange rate	6.2150	6.1425

The average yearly exchange rate adopted for the year ended December 31, 2013 was 6.1881.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Subsidy Income [Policy Text Block]

(u) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in fields designated by the government as new and highly innovative. We have no continuing obligation under the subsidy provision.

Income Taxes [Policy Text Block]

(v) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Discontinued Operations [Policy Text Block]

(w) Discontinued Operations

“Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” was effective for the Company during the year ended December 31, 2015. The amendments contained in this update change the criteria for reporting discontinued operations and enhance the reporting requirements for discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The Company accounted for the sale of Geo and Zhongtian during 2015 as a discontinued operation pursuant to this standard. Refer to Note 15 for additional details.

Segment reporting [Policy Text Block]

(x) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

(a)

Cloud-based Technology (CBT) segment — The CBT segment is the Company’s current and future focus for corporate development. It includes the Company’s cloud-based products and services sold to private sectors including new media, healthcare, education, and residential community management. In this segment, the Company generates revenues from the sales of hardware and total solutions of hardware integrated hardware with proprietary software and content. Starting in the fourth quarter of 2014, the Company also began to generate additional revenue from monthly software licensing and Software-as-a Service (SaaS) fees.

(b)

Traditional Information Technology (TIT) segment —The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS).In this segment, the Company generates revenues from sales of software and system integration services.

Sales, use and other value added tax [Policy Text Block]	(y) Sales, use and other value-added taxes Revenue is recorded net of applicable sales, use and value-added taxes.
Recent Accounting Pronouncements [Policy Text Block]

(z) Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and is to be applied retrospectively. Early adoption is permitted to the effective date of December 31, 2016. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In August 2014, the FASB issued new guidance which requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the financial statements are available to be issued when applicable), and to provide related footnote disclosures in certain circumstances. The new standard is effective for annual periods ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The Company has not yet adopted this guidance and is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”. This guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The guidance becomes effective for annual reporting periods beginning after December 15, 2016 with early adoption permitted. The Company applied this guidance to its current year ended December 31, 2015 consolidated financial statements and retroactively reclassified its balance sheet as of December 31, 2014. Adoption of this guidance had no material impact on the results of operations or financial position.

In July 2015, the FASB issued ASU No. 2015-11, "Inventory (Topic 330) Simplifying the Measurement of Inventory", which changes the measurement from lower of cost or market to lower of cost and net realizable value. The guidance requires prospective application for reporting periods beginning after December 15, 2016 and permits adoption in an earlier period. The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.